Cover Page
Type                            13F
Period                          6/30/2009


 Submission Contact             J. Thill
 Phone                          214-273-5213


Clover Partners L.P.
2100 McKinney Ave., Ste 1500
Dallas
TX
75201

Submitting Official             Samuel S. Moore
Title                           Partner

Date                                    7/16/2009

I represent that I am authorized to submit this form and that all information in this form and the attachments to it is true, correct and complete and I understand that all required items, statements and schedules are integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

I am signing this report as required by the Securities Exchange Act. Of 1934.

Report Summary:
Number of other included manager                0
Form 13F Information Table Entry               27
Form 13F Information Table Value        132790442

Form 13F Information Table

                                Title of                                Shares    Sh/Put      InvestmeVoting Auth
Name of Issuer                  Class            Cusip        Value     Prn Amt   Prn  Ca(a) S(b) SMgr(a) S(b) Sh(c) None

ANNALY MTG MGMT                 COMMON STOCK     035710409       2304308    152200SH     X              X
BANK OF AMERICA CORP            COMMON STOCK     060505104       1412400    107000SH     X              X
BEACON FED BANCORP INC COM      COMMON STOCK     073582108       3493969    376100SH     X              X
BROOKLINE BANCORP INC DEL       COMMON STOCK     11373m107       4757860    510500SH     X              X
CAPSTEAD MTG CORP               COMMON STOCK     14067E506    2480432.76    195156SH     X              X
CHATTEM INC                     COMMON STOCK         162456107   3168693     46530SH     X              X
CHICOPEE BANCORP INC COM        COMMON STOCK         1685651095833270.47    449751SH     X              X
CITIGROUP INC                   COMMON STOCK         172967101    463914    156200SH     X              X
DANVERS BANCORP INC COM         COMMON STOCK         236442109  10356500    770000SH     X              X
Devon Energy Corp               COMMON STOCK     25179M103       2100975     38550SH     X              X
ESSA BANCORP INC COM            COMMON STOCK     29667D104       5651178    413400SH     X              X
FOX CHASE BANCORP COM           COMMON STOCK     35137P106       1029007    107300SH     X              X
HUDSON CITY BANCORP COM         COMMON STOCK         44368310710750533.5    808919SH     X              X
INVESTORS BANCORP INC COM       COMMON STOCK     46146P102       6129960    666300SH     X              X
JP MORGAN CHASE & CO            COMMON STOCK     46625h100       1224549     35900SH     X              X
MERIDIAN INTST BANCORP COM      COMMON STOCK     58964Q104       5005655    671900SH     X              X
MICROSOFT CORP                  COMMON STOCK         594918104   1606852     67600SH     X              X
NEW ALLIANCE BANCSHARES         COMMON STOCK         650203102    478653     41622SH     X              X
PEOPLES BANK                    COMMON STOCK         71270410512080609.3    801633SH     X              X
SCHLUMBERGER LTD                COMMON STOCK         806857108   1574601     29100SH     X              X
SOUTHERN CONN BANCORP COM       COMMON STOCK     84264A102        638740    117200SH     X              X
TFS FINL CORP COM               COMMON STOCK     87240R107      11071350   1042500SH     X              X
TRANSOCEAN LTD                  COMMON STOCK     H8817H100    3480040.76     46844SH     X              X
UNITED FINL BANCORP COM         COMMON STOCK     91030T109       7468328    540400SH     X              X
UNITED WESTN BANCORP            COMMON STOCK         913201109 3463840.8    366544SH     X              X
VIEWPOINT FINL GROUP COM        COMMON STOCK         92672710817336689.8   1138325SH     X              X
WESTFIELD FINANCIAL INC         COMMON STOCK     96008P104    7427532.96    819816SH     X              X

                                                              ---------------  ----------
TOTAL                                                          132790442  10517290
                                                              ===============  ==========
                                                              ===============  ==========








































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